Compensation Related Costs, Share Based Payments	3 Months Ended
Jun. 30, 2011
Compensation Related Costs, Share Based Payments
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

9.   STOCK OPTIONS

The Company has established the “2007 Stock Option Plan” that permits the granting of share options and shares to employees, directors and consultants.  The Company believes that such awards better align the interests of the employees and consultants with those of the Company’s shareholders.  The 2007 Stock Option Plan provides for the issuance of up to 9,000,000 shares of common stock available for grant as incentive stock options. The exercise price for options awarded is $0.015.

Management has valued the options at their date of grant utilizing the Black-Scholes Option Pricing Model. Since there is not a public market for the Company’s shares, the fair value of the underlying options were determined based on recent transactions by the Company to sell shares to third parties.  Further, the excepted volatility was calculated using the historical volatility of a similar public entity in the gold mining industry in accordance with ASC 718-10-S99.  In making this determination and finding another similar company, the Company considered the industry, stage of life cycle, size and financial leverage of such other entities.  Based on the exploration stage of the Company, similar companies with enough historical data are not available.   The Company was able to find an entity that met the industry criterion and as a result has based its expected volatility off this Company’s historical stock prices for a period similar to the expected term of the option.  The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options.  The expected life of options used was based on the contractual life of the option granted.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.

The following weighted-average assumptions were utilized in the fair value calculations for options granted:

Year Ended December 31, 2010
Expected dividend yield	0
Expected stock price volatility	400%
Risk-free interest rate	1.01-1.8
Expected life of options	3-5 years

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Options Remaining	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Inception Date January 17, 2007	-	-
Options granted	500,000	0.015	5	-
Options exercised	-	-	-	-
Options canceled	-	-	-	-
Outstanding at December 31, 2007	500,000	0.015	5	-
Options granted	500,000	0.015	-	-
Options exercised	-	-	-	-
Options canceled	-	-	-	-
Outstanding at December 31, 2008	1,000,000	0.015	4.5	-
Options granted	500,000	0.015	-	-
Options exercised	-	-	-	-
Options canceled	-	-	-	-
Outstanding at December 31, 2009	1,500,000	0.015	4	-
Options granted	2,000,000	0.03	5	-
Options exercised	-	-	-	-
Outstanding at December 31, 2010	3,500,000	0.02	4	-
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options canceled	(1,000,000)	0.03	3.5	-
Exercisable at June 30, 2011	2,500,000	0.02	3	-

The weighted average fair value of options granted during the year ended December 31, 2010 was approximately $0.02.

The following table summarizes the status of the Company’s aggregate non-vested shares granted under the 2007 Stock Option Plan:

	Number of Non-vested Shares Subject to Options	Weighted Average Grant-Date Fair Value
Non-vested granted- year ended December 31, 2010	250,000	10,000
Vested- six months ended June 30, 2011	(83,325)	(3,333)
Forfeited- period ended June 30, 2011	-	-
Non-vested as of June 30, 2011	166,675	6,667

As of June 30, 2011 the unrecognized compensation cost related to non-vested share based compensation arrangements granted under the plan was approximately $6,667. These costs are expected to be recognized on a straight line basis over the relative vesting term of the corresponding award.